Transactions with non-controlling interests - Additional Information (Details) - Transactions between subsidiaries and shareholders - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 18, 2022
Disclosure of noncontrolling interests [line items]
Percentage of remaining interest in the Group.				47.75%
Transfers to (from) non-controlling interests	R$ (1,028)	R$ 3,855	R$ 17,079
Consideration paid or payable to non-controlling interests	R$ 0	0	R$ 2,829
Sale of subsidiary
Disclosure of noncontrolling interests [line items]
Transfers to (from) non-controlling interests		20,928
Consideration paid or payable to non-controlling interests		R$ 2,829